Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	881,035,176.23	38,381
Yield Supplement Overcollateralization Amount 06/30/21	31,793,100.57	0
Receivables Balance 06/30/21	912,828,276.80	38,381
Principal Payments	37,399,547.61	840
Defaulted Receivables	437,519.04	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	30,004,342.41	0
Pool Balance at 07/31/21	844,986,867.74	37,520

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.37%
Prepayment ABS Speed	1.83%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,827,555.54	160
Past Due 61-90 days	963,106.41	42
Past Due 91-120 days	201,381.73	17
Past Due 121+ days	0.00	0
Total	4,992,043.68	219

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	437,314.05
Aggregate Net Losses/(Gains) - July 2021	204.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.00%
Prior Net Losses Ratio	0.10%
Second Prior Net Losses Ratio	0.04%
Third Prior Net Losses Ratio	0.11%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	9,717,348.98
Actual Overcollateralization	9,717,348.98
Weighted Average Contract Rate	3.99%
Weighted Average Contract Rate, Yield Adjusted	5.72%
Weighted Average Remaining Term	53.34

Flow of Funds	$ Amount
Collections	40,850,405.29
Investment Earnings on Cash Accounts	1,310.05
Servicing Fee	(760,690.23)
Transfer to Collection Account	-
Available Funds	40,091,025.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	305,295.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	7,016,403.96
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	9,717,348.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,102,700.47

Total Distributions of Available Funds	40,091,025.11

Servicing Fee	760,690.23
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	870,903,271.70
Principal Paid	35,633,752.94
Note Balance @ 08/16/21	835,269,518.76

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2
Note Balance @ 07/15/21	292,903,271.70
Principal Paid	35,633,752.94
Note Balance @ 08/16/21	257,269,518.76
Note Factor @ 08/16/21	55.0026764%

Class A-3
Note Balance @ 07/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	416,710,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-4
Note Balance @ 07/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	104,620,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	37,770,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	18,900,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	354,571.70
Total Principal Paid	35,633,752.94
Total Paid	35,988,324.64

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	85,430.12
Principal Paid	35,633,752.94
Total Paid to A-2 Holders	35,719,183.06

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2823608
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.3766966
Total Distribution Amount	28.6590574

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1826445
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	76.1828215
Total A-2 Distribution Amount	76.3654660

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	196.90
Noteholders' Third Priority Principal Distributable Amount	530.40
Noteholders' Principal Distributable Amount	272.70

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	12,588,844.52
Investment Earnings	1,069.23
Investment Earnings Paid	(1,069.23)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,694,438.04	$2,971,164.30	$2,954,393.94
Number of Extensions	99	102	96
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.31%	0.30%